UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Yield Fund

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES—NON-INVESTMENT GRADES—89.4%
Industrial—70.3%
Basic—7.2%
AK Steel Corp.
7.875%, 2/15/09 (a)	$285	$284,288
Arch Western Finance LLC
6.75%, 7/01/13 (a)	450	432,000
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)(b)	1,118	1,222,991
Equistar Chemicals Funding LP
10.125%, 9/01/08 (a)	379	394,160
10.625%, 5/01/11 (a)	324	341,010
Evraz Group, SA
8.25%, 11/10/15 (a)(b)	860	879,350
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,490	1,590,575
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	440	423,500
7.125%, 1/15/17 (a)(b)	525	504,000
Hexion Us Fin/nova Scoti
9.75%, 11/15/14 (a)	320	331,200
9.86%, 11/15/14 (a)(c)	320	329,600
Huntsman International LLC
7.875%, 11/15/14 (a)	535	573,119
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	855	835,763
Lyondell Chemical Co.
8.00%, 9/15/14 (a)	430	441,825
8.25%, 9/15/16 (a)	1,280	1,337,600
The Mosaic Co.
7.625%, 12/01/16 (a)(b)	1,455	1,487,737
Nell AF S.a.r.l.
8.375%, 8/15/15 (a)(b)	674	645,355
NewPage Corp.
10.00%, 5/01/12 (a)	533	575,640
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	925	920,375

		13,550,088

Capital Goods—8.5%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	115	118,737
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	977	950,133
6.875%, 6/01/17 (a)	225	217,688
Series B
7.125%, 5/15/16 (a)	419	409,573
7.375%, 4/15/14 (a)	345	340,687
Associated Materials, Inc.
11.25%, 3/01/14 (a)(d)	1,195	890,275
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	755	764,438
10.25%, 3/01/16 (a)	370	370,000
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	1,415	1,344,250
8.00%, 11/15/14 (a)(b)	1,060	1,114,325
Case Corp.
7.25%, 1/15/16 (a)	810	822,150
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,345	1,361,813
9.25%, 8/01/11 (a)	632	662,462
Crown Americas
7.625%, 11/15/13 (a)	805	813,050
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	578	572,220
L-3 Communications Corp.
5.875%, 1/15/15 (a)	667	618,642
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	830	809,250
8.875%, 2/15/09 (a)	1,518	1,544,565
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (b)(e)(f)(g)	633	79,305
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	890	869,975
United Rentals North America, Inc.
7.75%, 11/15/13 (a)	1,205	1,206,506

		15,880,044

Communications—Media—12.5%
Allbritton Communications Co.
7.75%, 12/15/12 (a)	742	745,710
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	1,093	1,079,338
CCH I Holdings LLC
11.75%, 5/15/14 (a)	3,036	2,982,870
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	1,224	1,045,986
5.75%, 1/15/13 (a)	801	721,219
CSC Holdings, Inc.
7.875%, 2/15/18 (a)	215	207,475
Series WI
6.75%, 4/15/12 (a)	1,506	1,430,700

Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	331	342,999
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	1,462	1,374,280
EchoStar DBS Corp.
6.375%, 10/01/11 (a)	690	676,200
6.625%, 10/01/14 (a)	1,320	1,260,600
7.125%, 2/01/16 (a)	390	381,225
Idearc, Inc.
8.00%, 11/15/16 (a)	950	959,500
Insight Communications Co., Inc.
12.25%, 2/15/11 (a)	580	606,100
Insight Midwest LP
9.75%, 10/01/09 (a)	425	428,188
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)	1,414	1,583,680
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)	672	688,800
Lamar Media Corp.
6.625%, 8/15/15 (a)	265	251,087
Liberty Media Corp.
5.70%, 5/15/13 (a)	300	281,974
7.875%, 7/15/09 (a)	237	245,840
8.25%, 2/01/30 (a)	315	305,492
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	1,460	1,481,900
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)	261	271,440
10.375%, 9/01/14 (a)(b)	246	269,985
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (a)	681	645,247
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	380	372,400
Univision Communications, Inc.
7.85%, 7/15/11 (a)	540	556,200
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	583	612,150
WMG Holdings Corp.
9.50%, 12/15/14 (a)(d)	1,695	1,288,200
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	280	274,400

		23,371,185

Communications—Telecommunications—6.6%
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,038	995,182
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,110	1,146,075
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	997	1,050,589
Dobson Communications Corp.
8.875%, 10/01/13 (a)	385	402,325
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,029	1,063,729
10.375%, 11/15/12 (a)(d)	676	644,735
Level 3 Financing, Inc.
9.25%, 11/01/14 (a)	1,425	1,439,250
12.25%, 3/15/13 (a)	300	344,250
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	1,173	1,206,782
PanAmSat Corp.
9.00%, 8/15/14 (a)	678	706,815
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	2,176	2,165,120
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	250	265,000
Windstream Corp.
8.125%, 8/01/13 (a)	466	486,970
8.625%, 8/01/16 (a)	398	420,885

		12,337,707

Consumer Cyclical—Automotive—7.8%
Ford Motor Co.
7.45%, 7/16/31 (a)	2,043	1,631,846
Ford Motor Credit Co.
4.95%, 1/15/08 (a)	892	885,321
7.00%, 10/01/13 (a)	990	917,231
8.105%, 1/13/12 (a)(c)	1,505	1,501,182
General Motors Acceptance Corp.
6.875%, 9/15/11 (a)	1,872	1,841,400
8.00%, 11/01/31 (a)	475	485,726
General Motors Corp.
8.25%, 7/15/23 (a)	2,025	1,845,281
8.375%, 7/15/33 (a)	1,890	1,724,625
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)(b)	177	186,293
9.00%, 7/01/15 (a)	510	549,525
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	494	429,780
Lear Corp.
Series B
5.75%, 8/01/14 (a)	360	302,400
8.50%, 12/01/13 (a)	225	216,000
8.75%, 12/01/16 (a)	1,470	1,400,175
Visteon Corp.
7.00%, 3/10/14 (a)	750	646,875

		14,563,660

Consumer Cyclical—Other—8.3%
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	405	399,431
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	395	418,700
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)	1,930	1,572,950
6.50%, 6/01/16 (a)	860	718,100
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	235	232,356
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)	1,530	1,499,400
MGM Mirage
6.625%, 7/15/15 (a)	1,812	1,646,655
7.625%, 1/15/17 (a)	320	304,400
8.375%, 2/01/11 (a)	1,261	1,289,373
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	680	673,200
NCL Corp.
10.625%, 7/15/14 (a)	495	477,675
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	829	842,471
Riviera Holdings Corp.
11.00%, 6/15/10 (a)	1,202	1,246,077
Six Flags, Inc.
9.625%, 6/01/14 (a)	610	565,775
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	848	862,840
Universal City Development Partners
11.75%, 4/01/10 (a)	727	770,620
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	564	530,160
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)	1,590	1,532,363

		15,582,546

Consumer Cyclical—Restaurants—0.1%
Sbarro, Inc.
10.375%, 2/01/15 (a)	180	175,275

Consumer Cyclical—Retailers—2.0%
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	645	653,062
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	280	273,000
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	729	734,468
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,035	1,081,575
Rite Aid Corp.
6.875%, 8/15/13 (a)	555	488,400
9.25%, 6/01/13 (a)	450	446,625
9.375%, 12/15/15 (a)(b)	50	48,000
9.50%, 6/15/17 (a)(b)	71	68,160

		3,793,290

Consumer Non-Cyclical—7.4%
Albertson's, Inc.
7.45%, 8/01/29 (a)	1,665	1,623,923
Aramark Corp.
8.50%, 2/01/15 (a)(b)	955	971,712
Community Health Systems, Inc.
8.875%, 7/15/15 (a)(b)	940	952,925
DaVita, Inc.
7.25%, 3/15/15 (a)	371	366,362
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	1,610	1,612,013
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	420	451,500
HCA, Inc.
6.375%, 1/15/15 (a)	1,007	855,950
6.50%, 2/15/16 (a)	795	672,769
6.75%, 7/15/13 (a)	880	800,800
9.625%, 11/15/16 (a)(b)(h)	1,275	1,370,625
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	751	751,000
Select Medical Corp.
7.625%, 2/01/15 (a)	643	575,485
Stater Brothers Holdings
8.125%, 6/15/12 (a)	336	338,520
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	725	655,219
9.875%, 7/01/14 (a)	415	410,850
Ventas Realty LP/CAP CRP
6.75%, 4/01/17 (a)	429	423,637
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)	334	335,670
Visant Corp.
7.625%, 10/01/12 (a)	577	574,115

		13,743,075

Energy—2.2%
Chesapeake Energy Corp.
7.50%, 9/15/13 (a)	410	417,175
7.75%, 1/15/15 (a)	1,051	1,069,393
CIE Generale
De Geophysique
7.50%, 5/15/15 (a)	380	380,000
7.75%, 5/15/17 (a)	70	70,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	280	271,600
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13 (a)	350	370,125
Range Resources Corp.
7.50%, 5/15/16 (a)	595	602,437

Tesoro Corp.
6.25%, 11/01/12 (a)	580	575,650
6.50%, 6/01/17 (a)(b)	415	405,662

		4,162,917

Other Industrial—1.0%
FastenTech, Inc.
11.50%, 5/01/11 (a)	460	486,450
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	500	512,500
11.75%, 8/01/16 (a)	330	354,750
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	580	588,700

		1,942,400

Services—0.3%
Horizon Lines LLC
9.00%, 11/01/12 (a)	341	360,608
West Corp.
9.50%, 10/15/14 (a)	215	220,375

		580,983

Technology—4.5%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	925	952,750
Avago Technologies Finance
10.125%, 12/01/13 (a)	470	500,550
CA, Inc.
4.75%, 12/01/09 (a)(b)	560	546,506
Flextronics International Ltd.
6.50%, 5/15/13 (a)	736	693,680
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)(b)	1,400	1,337,000
10.125%, 12/15/16 (a)(b)	400	376,000
Iron Mountain, Inc.
6.625%, 1/01/16 (a)	775	711,063
Nortel Networks Ltd.
10.125%, 7/15/13 (a)(b)	545	584,512
NXP BV / NXP Funding LLC
8.106%, 10/15/13 (a)(c)	370	370,462
9.50%, 10/15/15 (a)	215	211,775
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	470	458,250
Serena Software, Inc.
Series WI
10.375%, 3/15/16 (a)	425	457,937
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,161	1,188,574

		8,389,059

Transportation—Airlines—0.9%
AMR Corp.
9.00%, 8/01/12 (a)	664	680,600
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	715	700,700
Series RJO3
7.875%, 7/02/18 (a)	229	234,377

		1,615,677

7

Transportation—Services—1.0%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	720	734,400
Hertz Corp.
8.875%, 1/01/14 (a)	555	578,588
10.50%, 1/01/16 (a)	545	602,225

		1,915,213

		131,603,119

Utility—12.2%
Electric—9.3%
The AES Corp.
7.75%, 3/01/14 (a)	1,520	1,523,800
Allegheny Energy Supply
7.80%, 3/15/11 (a)	735	762,562
8.25%, 4/15/12 (a)(b)	940	1,001,100
CMS Energy Corp.
8.50%, 4/15/11 (a)	485	515,855
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)(b)	310	288,300
8.375%, 5/01/16 (a)	1,430	1,397,825
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16 (a)	1,129	1,168,515
Edison Mission Energy
7.00%, 5/15/17 (a)(b)	1,390	1,310,075
7.50%, 6/15/13 (a)	1,080	1,069,200
7.75%, 6/15/16 (a)	455	452,725
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,360	1,421,200
NRG Energy, Inc.
7.25%, 2/01/14 (a)	250	250,625
7.375%, 2/01/16 – 1/15/17 (a)	2,570	2,578,300
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	600	585,000
7.875%, 6/15/17 (a)	745	724,512
Sierra Pacific Resources
8.625%, 3/15/14 (a)	535	574,222
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,141	968,626
Series Q
6.50%, 11/15/24 (a)	1,023	845,875

		17,438,317

Natural Gas—2.9%
El Paso Corp.
7.375%, 12/15/12 (a)	585	601,850
Enterprise Products Oper
8.375%, 8/01/66 (a)(i)	1,530	1,632,897
Regency Energy Partners
8.375%, 12/15/13 (a)(b)	365	375,950
Williams Cos, Inc.
7.625%, 7/15/19 (a)	1,725	1,819,875
7.875%, 9/01/21 (a)	837	899,775

		5,330,347

		22,768,664

Non Corporate Sectors—5.5%
Derivatives—RACERS—5.5%
Racers SER 06-6
5.296%, 7/01/08 (a)(b)(c)	9,935	10,398,776

Financial Institutions—1.4%
Brokerage—1.0%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	525	532,875
7.875%, 12/01/15 (a)	1,217	1,267,201

		1,800,076

Insurance—0.4%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)(b)	465	454,538
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	405	381,320

		835,858

		2,635,934

Total Corporates—Non-Investment Grades (cost $175,327,079)		167,406,493

CORPORATES—INVESTMENT GRADES—3.7%
Industrial—3.0%
Communications—Telecommunications—1.1%
Mobifon Holdings BV
12.50%, 7/31/10 (a)	1,120	1,195,600
Qwest Corp.
6.875%, 9/15/33 (a)	1,045	979,688

		2,175,288

Consumer Non-Cyclical—1.9%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	535	513,959
Reynolds American, Inc.
7.25%, 6/01/12 – 6/01/13 (a)	2,035	2,110,787
7.625%, 6/01/16 (a)	820	868,209

		3,492,955

		5,668,243

Financial Institutions—0.7%
Finance—0.4%
SLM Corp.
4.50%, 7/26/10 (a)	405	374,469
5.125%, 8/27/12 (a)	405	358,505

		732,974

9

Insurance—0.3%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)		510	493,396

			1,226,370

Total Corporates—Investment Grades (cost $6,780,207)			6,894,613

EMERGING MARKETS—NON-INVESTMENT GRADES—0.8%
Industrial—0.8%
Consumer Cyclical—Other—0.4%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		739	798,369

Consumer Non-Cyclical—0.4%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	463	656,415

Total Emerging Markets—Non-Investment Grades (cost $1,272,465)			1,454,784

	Shares
NON-CONVERTIBLE—PREFERRED STOCKS—0.4%
Financial Institutions—0.4%
REITS—0.4%
Sovereign REIT
12.00% (a)(b)		501	718,935

Industrial—0.0%
Communications—Media—0.0%
ION Media Networks, Inc.
13.25% (a)(g)		0	3,690

Total Non-Convertible—Preferred Stocks (cost $475,184)			722,625

Common Stock—0.0%
Phase Metrics (e)(j) (cost $1,258,040)		126,418	1,264

Warrants—0.0%
Pliant Corp., expiring 6/01/10 (e)(f)(j)		1	2

(cost $7,317)

	Principal Amount (000)
SHORT-TERM INVESTMENTS—0.1%
Time Deposit—0.1%
The Bank of New York
4.25%, 7/02/07 (cost $254,000)		$254	254,000

Total Investments—94.4% (cost $185,374,292)			176,733,781
Other assets less liabilities—5.6%			10,577,350

Net Assets—100.0%			$187,311,131

FORWARD CURRENCY EXCHANGE CONTRACTS
	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 7/30/07	475	$639,417	$643,539	$(4,123)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $176,399,210.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $37,197,186 or 19.9% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Illiquid security, valued at fair value.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of June 30, 2007, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.	2/10/99-5/31/05	$7,530,199	$79,305	0.04%
9.00%, 11/30/08
Pliant Corp. - warrants	10/4/2004	7,317	2	0.00
Expiring 6/01/10

(g)	Security is in default and is non-income producing.
(h)	Pay-In-Kind Payments (PIK).
(i)	Variable rate coupon, rate shown as of June 30, 2007.
(j)	Non-income producing security.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:

EUR     —     Euro Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein High Yield Fund, Inc.)

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2007